RISK MANAGEMENT - Analysis of the behavior and impairment of the loan portfolio and financial lease operations (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RISK MANAGEMENT
Financial assets	$ 37,570,270	$ 25,674,195
Watch list
RISK MANAGEMENT
Watch List, Amount	$ 29,550,107	$ 27,229,184
Percentage of allowance recorded	20.96%	21.57%
Allowance	$ 6,193,636	$ 5,872,064
Level 1 - Low Risk
RISK MANAGEMENT
Watch List, Amount	$ 14,081,182	$ 14,358,838
Percentage of allowance recorded	0.72%	1.02%
Allowance	$ 101,994	$ 146,014
Level 2 - Medium Risk
RISK MANAGEMENT
Watch List, Amount	$ 5,708,673	$ 4,744,341
Percentage of allowance recorded	6.50%	7.38%
Allowance	$ 370,892	$ 349,972
Level 3 - High Risk
RISK MANAGEMENT
Watch List, Amount	$ 3,811,886	$ 2,886,649
Percentage of allowance recorded	53.84%	53.31%
Allowance	$ 2,052,135	$ 1,538,882
Level 4 - High Risk
RISK MANAGEMENT
Watch List, Amount	$ 5,948,366	$ 5,239,356
Percentage of allowance recorded	61.67%	73.24%
Allowance	$ 3,668,615	$ 3,837,196
Loan portfolio and financial lease operations
RISK MANAGEMENT
Percentage increase (decrease) in total loan portfolio	10.00%
30-day past due loan ratio	5.20%	5.39%
Commercial and financial leases
RISK MANAGEMENT
Financial assets	$ 180,544,000
Percentage increase (decrease) in total loan portfolio	11.50%
30-day past due loan ratio	3.77%	3.50%
Consumer loans
RISK MANAGEMENT
Financial assets	$ 55,816,000
Percentage increase (decrease) in total loan portfolio	2.20%
30-day past due loan ratio	7.92%	9.48%
Mortgage loans
RISK MANAGEMENT
Financial assets	$ 41,742,000
Percentage increase (decrease) in total loan portfolio	15.10%
30-day past due loan ratio	7.62%	7.52%
Small Business Loans
RISK MANAGEMENT
Financial assets	$ 1,352,000
Percentage increase (decrease) in total loan portfolio	18.10%
30-day past due loan ratio	8.11%	12.17%